Document And Entity Information	Nov. 02, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 02, 2026
Entity Registrant Name	HCA Healthcare, Inc.
Entity Central Index Key	0000860730
Entity Emerging Growth Company	false
Entity File Number	001-11239
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	27-3865930
Entity Address, Address Line One	One Park Plaza
Entity Address, City or Town	Nashville
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37203
City Area Code	(615)
Local Phone Number	344-9551
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, $.01 par value per share
Trading Symbol	HCA
Security Exchange Name	NYSE